Shareholder Report, Holdings (Details)	Mar. 31, 2026
Obra Defensive High Yield ETF [Member] | Goldman Sachs Financial Square Government Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Obra Defensive High Yield ETF [Member] | TransDigm Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Advanced Drainage Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Nexstar Media Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Vistra Operations Co LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Aramark Services Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Iron Mountain Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Clean Harbors Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Caesars Entertainment Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | New Red Finance Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Obra Defensive High Yield ETF [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.20%
Obra Defensive High Yield ETF [Member] | Financials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Obra Defensive High Yield ETF [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
Obra Defensive High Yield ETF [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
Obra Defensive High Yield ETF [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Obra Defensive High Yield ETF [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Obra Defensive High Yield ETF [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Obra Defensive High Yield ETF [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Obra Defensive High Yield ETF [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Obra High Grade Structured Products ETF [Member] | Pagaya AI Debt Trust 2025-4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Obra High Grade Structured Products ETF [Member] | Hotwire Funding LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Obra High Grade Structured Products ETF [Member] | AGL CLO 30 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Obra High Grade Structured Products ETF [Member] | GWT 2024-WLF2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Obra High Grade Structured Products ETF [Member] | Gracie Point International Funding 2025-1 LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Obra High Grade Structured Products ETF [Member] | Ivy Hill Middle Market Credit Fund IX Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Obra High Grade Structured Products ETF [Member] | BHMS Commercial Mortgage Trust 2025-ATLS [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Obra High Grade Structured Products ETF [Member] | Obra CLO 2 Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Obra High Grade Structured Products ETF [Member] | NALP Business Loan Trust 2026-1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Obra High Grade Structured Products ETF [Member] | HLTN Commercial Mortgage Trust 2024-DPLO [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Obra High Grade Structured Products ETF [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.60%
Obra High Grade Structured Products ETF [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Obra High Grade Structured Products ETF [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Obra High Grade Structured Products ETF [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Obra High Grade Structured Products ETF [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Obra Opportunistic Structured Products ETF [Member] | Pagaya AI Debt Trust 2025-4 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Obra Opportunistic Structured Products ETF [Member] | GWT 2024-WLF2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Obra Opportunistic Structured Products ETF [Member] | HLTN Commercial Mortgage Trust 2024-DPLO [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Obra Opportunistic Structured Products ETF [Member] | NYCT Trust 2024-3ELV [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Obra Opportunistic Structured Products ETF [Member] | Research-Driven Pagaya Motor Asset Trust 2026-R1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Obra Opportunistic Structured Products ETF [Member] | Pagaya AI Debt Grantor Trust 2026-2 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Obra Opportunistic Structured Products ETF [Member] | Fontainebleau Miami Beach Mortgage Trust 2024-FBLU [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Obra Opportunistic Structured Products ETF [Member] | Vertical Bridge CC LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Obra Opportunistic Structured Products ETF [Member] | Zayo Issuer LLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Obra Opportunistic Structured Products ETF [Member] | JW Trust 2024-BERY [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Obra Opportunistic Structured Products ETF [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.60%
Obra Opportunistic Structured Products ETF [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Obra Opportunistic Structured Products ETF [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Obra Opportunistic Structured Products ETF [Member] | Collateralized Loan Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Obra Opportunistic Structured Products ETF [Member] | Collateralized Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%